CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities:
Net income (loss)		$ 352,868	$ 387,826
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		254,506	296,961
Amortization of deferred debt cost and other debt related amortization		14,813	11,386
Other non-cash compensation costs		3,750	4,910
Net (gain) loss on sale of leasing equipment		(49,368)	(21,722)
Deferred income taxes		20,872	15,694
Changes in operating assets and liabilities:
Accounts receivable, net		(6,043)	2,162
Deferred revenue		(35,814)	(51,090)
Accounts payable and other accrued expenses		(20,574)	11,971
Equipment sold (purchased) for resale activity		81	(31,696)
Cash received (paid) for settlement of interest rate swaps		4,511	(2,137)
Cash collections on sales-type lease receivables, net of sales-type lease revenue recognized		109,497	100,421
Other assets		(6,262)	(749)
Net cash provided by (used in) operating activities		642,837	723,937
Cash flows from investing activities:
Purchases of leasing equipment and investments in sales-type leases		(324,196)	(270,626)
Proceeds from sale of equipment, net of selling costs		200,844	195,642
Purchase of assets in connection with the GCI Acquisition	[1]	0	(743,653)
Other		(781)	214
Net cash provided by (used in) investing activities		229,608	(818,423)
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount		168,900	144,264
Debt issuance costs		(15,112)	(7,084)
Borrowings under debt facilities		3,286,276	1,714,910
Payments under debt facilities and finance lease obligations		(3,695,739)	(1,534,262)
Dividends paid on preferred shares		(56,522)	(46,043)
Restricted cash balance transferred as part of equity disposition/distribution of TCF IX and TCF VIII	[1]	0	(25,903)
Dividends and distributions to Parent		(579,097)	(154,629)
Net cash provided by (used in) financing activities		(891,294)	91,253
Net increase (decrease) in cash, cash equivalents and restricted cash		(18,849)	(3,233)
Cash, cash equivalents and restricted cash, beginning of period		147,307	169,716
Cash, cash equivalents and restricted cash, end of period		128,458	166,483
Supplemental disclosures:
Interest paid		170,647	183,156
Income taxes paid (refunded)		43,489	16,102
Right-of-use assets obtained in exchange for new operating lease liabilities		2,190	406
Non-cash investing activities:
Equipment purchases payable		140,436	15,264
Non-cash investing consideration received in connection with the TCF IX Disposition	[1]	102,730	0
Non-cash financing consideration received in connection with the TCF IX Disposition	[1]	102,730	0
Equity distribution of TCF VIII to Parent	[1]	0	516,306
Debt transferred with the TCF IX Disposition and GCI Acquisition, respectively	[1]	806,963
Tank Sale
Cash flows from investing activities:
Proceeds from sale, net	[1]	158,822	0
TCF IX Disposition
Cash flows from investing activities:
Proceeds from sale, net	[1]	$ 194,919	$ 0

[1]	(1) For additional information, refer to Note 2 - "Recent Developments, Acquisitions, and Other Transactions".